INTANGIBLES (Details Narrative)		9 Months Ended		12 Months Ended
	May 01, 2015	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($)	Nov. 01, 2015 USD ($)
Payments to intangible assets			$ 115,000
Amortization expense		$ 32,788	$ 440
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Software License Arrangement [Member] | Software License [Member]
Amortized period of intangible assets		5 years
Payments for exclusive rights to mexican market						$ 20,000
License renewable term (in years)	10 years
Agreement cost		$ 215,000
QPAGOS Corporation - Parent Company [Member]
Amortized period of intangible assets				5 years
Payments to intangible assets				$ 215,000
QPAGOS Corporation - Parent Company [Member] | Software License [Member]
Number of software programe | Number				3
Amortization expense				$ 3,583	$ 0
QPAGOS Corporation - Parent Company [Member] | Software License Arrangement [Member] | Software License [Member]
Payments for exclusive rights to mexican market						$ 20,000
Payments to intangible assets				$ 1,000
Frequency of intagible assets				Annual
Frequency payment of intagible assets				$ 100
License renewable term (in years)	10 years
Agreement cost				$ 215,000